AXP(R)
Tax-Exempt
Bond Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

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AXP  Tax-Exempt  Bond Fund seeks to provide  shareholders  with as much  current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS (R) (logo)

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Dual Purpose Benefit

Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including AXP Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report             9
Financial Statements                    10
Notes to Financial Statements           13
Investments in Securities               21
Federal Income Tax Information          30

AXP TAX-EXEMPT BOND FUND

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,


Arne H. Carlson

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manager

From the Portfolio Manager
A rebound in the bond market last summer and fall helped make it a productive fiscal year for AXP Tax-Exempt Bond Fund. For the 12 months -- December 1999 through November 2000 -- the total return for the Fund's Class A shares was 7.89% (excluding the sales charge).

At the outset of the period, with the economy continuing to expand at a remarkably robust rate, bond investors grew increasingly concerned that a pickup in inflation might be just around the corner. (Rising inflation hurts bond values because it erodes the

ANNUAL REPORT - 2000

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purchasing power of the interest income that bonds generate.)  Although the data showed little conclusive evidence of a run-up in inflation, investors' worries were reinforced by the Federal Reserve (Fed), which raised short-term interest rates three times over the winter and spring in an effort to reduce potential upward pressure on inflation. The result for most sectors of the bond market, including municipal issues, was an overall slump in prices.


ENVIRONMENT IMPROVES
But from that point, the mood in the bond market improved, as the inflation data remained largely unthreatening and the Fed refrained from additional interest-rate hikes through the end of the period. Those factors allowed longer-term interest rates to decline, boosting prices in most sectors of the bond market. Providing additional support for the municipal market was a smaller supply of new issues in 2000 compared with the prior year. Municipal issues responded well in the improving environment, and their rising prices allowed the Fund's net asset value to more than make up the ground lost in the first half of the period.

Looking at the Fund's investments, I made only modest changes during the period. Most notable was a greater emphasis on high-quality bonds, which I believed would fare better should the economy eventually slow down in the face of the Fed's interest-rate increases. That turned out to be the case. I also lengthened the duration slightly about mid-period in anticipation of a leveling off, or perhaps a decline, in interest rates as the year progressed. (Duration, a function of the average maturity of the bonds in the Fund's portfolio, influences how sensitive the net asset value is to interest-rate changes. Generally, the longer the duration, the greater the sensitivity.) That decision also proved effective, as it enhanced Fund performance during the last several months of the period.

I plan to continue those strategies, at least in the early part of the new fiscal year. It appears that the economy is slowing down somewhat, which, barring indications of higher inflation, may well persuade the Fed not to raise interest rates and may even prompt it to lower rates at some point. If so, that would likely be good for municipal bond performance.


Terry L. Seierstad

AXP TAX-EXEMPT BOND FUND

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                     $3.93
Nov. 30, 1999                                                     $3.84
Increase                                                          $0.09

Distributions -- Dec. 1, 1999 - Nov. 30, 2000
From income                                                       $0.20
From long-term capital gains                                      $  --
Total distributions                                               $0.20
Total return**                                                    +7.89%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                     $3.93
Nov. 30, 1999                                                     $3.84
Increase                                                          $0.09

Distributions -- Dec. 1, 1999 - Nov. 30, 2000
From income                                                       $0.17
From long-term capital gains                                      $  --
Total distributions                                               $0.17
Total return**                                                    +7.08%

Class C -- June 26, 2000* - Nov. 30, 2000
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                     $3.93
June 26, 2000*                                                    $3.82
Increase                                                          $0.11

Distributions -- June 26, 2000* - Nov. 30, 2000
From income                                                       $ .07
From long-term capital gains                                      $  --
Total distributions                                               $ .07
Total return**                                                    +4.89%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                     $3.93
Nov. 30, 1999                                                     $3.83
Increase                                                          $0.10

Distributions -- Dec. 1, 1999 - Nov. 30, 2000
From income                                                       $0.21
From long-term capital gains                                      $  --
Total distributions                                               $0.21
Total return**                                                    +8.33%

  *  Inception date.

 ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do no include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

***  The total return for Class C is not annualized.

ANNUAL REPORT - 2000

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The 10 Largest Holdings

                                              Percent               Value
                                          (of net assets)  (as of Nov. 30, 2000)

Chicago Illinois Public Building Commission
Building Revenue Bonds Chicago Board of
Education Series 1990A Escrowed to Maturity
6.50% 2018                                      2.77%          $23,544,415
New York State Urban Development Capital
Correctional Facilities Revenue Bonds 4th
Series 1993
5.38% 2023                                      2.69            22,819,532
New York State Dormitory Authority State Courts
Facilities Lease Revenue Bonds Series 1993A
5.25% 2021                                      2.23            18,966,800
Phoenix Arizona Industrial Development
Authority Single Family Mortgage Capital
Appreciation Revenue Bonds Zero Coupon Escrowed
to Maturity
6.70% 2014                                      2.20            18,696,600
King County Washington Unlimited Tax General
Obligation Bonds Issaquah School District
#411 Series 1992
6.38% 2008                                      2.17            18,455,723
New Jersey Turnpike Authority Revenue Bonds
Series 1991C
6.50% 2005                                      1.92            16,266,399
Houston Texas Airport Systems
Sub Lien Revenue Bonds
Series 1998C
5.00% 2028                                      1.78            15,136,110
Rochester Minnesota Health Care Facilities
Revenue Bonds Mayo Foundation Series 1992A
4.95% 2019                                      1.64            13,937,549
San Antonio Texas Water Revenue Bonds
6.40% 2007                                      1.63            13,814,693
Northampton County Pennsylvania Higher
Education Authority Revenue Bonds Lafayette
College
5.00% 2027                                      1.63            13,812,191

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 20.66% of net assets

AXP TAX-EXEMPT BOND FUND

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

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The Fund's Long-term Performance

How your $10,000 has grown in AXP Tax-Exempt Bond Fund

$30,000


                                                       Lehman Brothers
                                                  Municipal Bond Index
$20,000                                                            X
                                                            X
                                              Lipper General             X
                                        Municipal Debt Index            $17,413
                                                                 AXP Tax-Exempt
                                                                      Bond Fund
                                                                       Class A

$9,525 (The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund noted above.)


'90      '91     '92    '93    '94    '95    '96    '97    '98    '99    '00

 Average Annual Total Returns (as of Nov. 30, 2000)
                                                                     Since
                     1 year        5 years    10 years (A)      inception (B&Y)
 Class A             +2.78%         +3.60%       +5.70%                --%
 Class B             +3.08%         +3.65%          --%             +4.74%*
 Class Y             +8.33%         +4.75%          --%             +5.82%*

* Inception date was March 20, 1995.

Assumes: Holding period from 12/1/90 to 11/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $8,324. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, Lehman Brothers Municipal Bond Index and Lipper General Municipal Debt Index. In comparing AXP Tax-Exempt Bond Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

Lipper General Municipal Debt Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP TAX-EXEMPT BOND FUND

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The  financial   statements   contained  in  Post-Effective   Amendment  #48  to
Registration Statement No. 2-57328 filed on or about January 26, 2001, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Tax-Exempt Bond Fund

Fiscal year ended Nov. 30, 2000

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.01619
Jan. 24, 2000                                                   0.01815
Feb. 24, 2000                                                   0.01818
March 23, 2000                                                  0.01471
April 24, 2000                                                  0.01760
May 24, 2000                                                    0.01656
June 21, 2000                                                   0.01560
July 24, 2000                                                   0.01836
Aug. 24, 2000                                                   0.01711
Sept. 21, 2000                                                  0.01533
Oct. 24, 2000                                                   0.01828
Nov. 21, 2000                                                   0.01536
Total distributions                                            $0.20143

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.01388
Jan. 24, 2000                                                   0.01556
Feb. 24, 2000                                                   0.01577
March 23, 2000                                                  0.01252
April 24, 2000                                                  0.01507
May 24, 2000                                                    0.01424
June 21, 2000                                                   0.01342
July 24, 2000                                                   0.01573
Aug. 24, 2000                                                   0.01462
Sept. 21, 2000                                                  0.01306
Oct. 24, 2000                                                   0.01563
Nov. 21, 2000                                                   0.01310
Total distributions                                            $0.17260

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
July 24, 2000                                                  $0.01453
Aug. 24, 2000                                                   0.01476
Sept. 21, 2000                                                  0.01303
Oct. 24, 2000                                                   0.01590
Nov. 21, 2000                                                   0.01317
Total distributions                                            $0.07139

AXP TAX-EXEMPT BOND FUND

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Class Y
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.01663
Jan. 24, 2000                                                   0.01866
Feb. 24, 2000                                                   0.01866
March 23, 2000                                                  0.01515
April 24, 2000                                                  0.01811
May 24, 2000                                                    0.01703
June 21, 2000                                                   0.01604
July 24, 2000                                                   0.01889
Aug. 24, 2000                                                   0.01762
Sept. 21, 2000                                                  0.01579
Oct. 24, 2000                                                   0.01881
Nov. 21, 2000                                                   0.01581
Total distributions                                            $0.20720

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2000 are listed below.

Alabama                               0.443%
Alaska                                0.643
Arizona                               3.986
California                            9.292
Colorado                              3.003
Connecticut                           0.977
Delaware                              0.001
Florida                               1.293
Georgia                               3.085
Hawaii                                0.405
Idaho                                 0.441
Illinois                             11.410
Indiana                               1.772
Iowa                                  0.282
Kentucky                              0.888
Louisiana                             2.447
Maryland                              3.107
Massachusetts                         2.674
Michigan                              3.052
Minnesota                             3.007
Missouri                              1.729
Nevada                                1.041
New Hampshire                         0.121
New Jersey                            3.515
New Mexico                            0.046
New York                             10.114
North Carolina                        2.096
North Dakota                          0.519
Ohio                                  1.408
Oklahoma                              0.503
Pennsylvania                          3.220
Puerto Rico                           0.664
Rhode Island                          0.189
South Carolina                        0.706
South Dakota                          0.321
Tennessee                             0.245
Texas                                11.924
Vermont                               0.664
Virginia                              0.410
Washington                            3.890
Washington, DC                        2.791
West Virginia                         0.970
Wisconsin                             0.365
Wyoming                               0.341

ANNUAL REPORT - 2000

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American
Express(R)
Funds

AXP Tax-Exempt Bond Fund
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.


AMERICAN
EXPRESS (R) (logo)


S-6310 U (1/01)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.